Offerings - Offering: 1	May 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	11.41
Maximum Aggregate Offering Price	$ 34,230,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,727.16
Offering Note	1(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock which become issuable under the above-named plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock of Capstone Energy+, Inc., a Delaware corporation (the "Registrant"). Pursuant to Rule 416(c) under the Securities Act, this registration statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. 1(b) Amount Registered reflects the adoption and approval by the Company's Board of Directors on April 21, 2026 of an amendment to the Registrant's 2023 Equity Incentive Plan (the "Incentive Plan") to increase the amount of authorized shares of the Company's common stock ("Common Stock") issuable under the Incentive Plan to a total of 7,000,000 shares of Common Stock. 1(c) Proposed Maximum Offering Price Per Unit is estimated in accordance with Rules 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $11.41 per share, the average of the high and low prices of the Registrant's common stock on May 4, 2026 as reported on the OTCQX Market.